Property, plant and equipment, net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Property, plant and equipments,net [Line Items]
Impairment loss	$ 21,620	$ 0
Discount rate used in current estimate of value in use			7.10%
Yanacocha mine [Member]
Property, plant and equipments,net [Line Items]
Impairment loss		$ 889,000